Debt, Huarong Facility (Details)		12 Months Ended
	Nov. 12, 2025 USD ($)	Dec. 31, 2025 USD ($) Loan Installment	Dec. 31, 2023 USD ($)	Dec. 20, 2023 USD ($)
Debt [Abstract]
Transfer to former Parent			$ 19,050,000
M/T Eco Malibu [Member]
Debt [Abstract]
Purchase price of vessel	$ 36,783,000
Huarong Facility [Member]
Debt [Abstract]
Face amount				$ 41,000,000
Term of time charter		10 years
Number of payment installments | Installment		120
Frequency of periodic payment		monthly
Installment payment		$ 183,300
Balloon payment		$ 19,000,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		rubi:TermSecuredOvernightFinancingRateMember
Basis spread on variable rate		2.50%
Number of short-term bridge loans | Loan		2